                                               1933 Act File No. 333-44755


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No. ______   ........................  ______

 Post-Effective Amendment No.  1      ........................  __X__

                              FOUNTAIN SQUARE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                         (Registrant's Telephone Number)

                             Melanie Mayo West, Esq.
                         Howard & Howard Attorneys, P.C.
                     Suite 101, The Pinehurst Office Center
                           1400 North Woodward Avenue
                      Bloomfield Hills, Michigan 48304-2856
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b).

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the Notice required by that Rule on September 25, 1997.

                              CROSS-REFERENCE SHEET


Form N-14                                                         Rule 481(a) Cross-Reference to
PART A. Information Required in the Prospectus                    Prospectus Caption
----------------------------------------------                    ------------------

Item 1.    Beginning of Registration Statement
           and Outside Front Cover Page of
           Prospectus..........................................   Cross Reference Sheet; Cover
                                                                  Page

Item 2.    Beginning and Outside Back Cover
           Page of Prospectus..................................   Cover Page; Table of Contents

Item 3.    Fee Table, Synopsis Information, and
           Risk Factors........................................   Summary; Risk Factors;
                                                                  Comparison of Investment
                                                                  Objectives and Policies

Item 4.    Information About the Transaction...................   Information About the
                                                                  Reorganization

Item 5.    Information About the Registrant....................   Additional Information About
                                                                  Fountain Square and Pinnacle;
                                                                  Purchases and Redemptions,
                                                                  Exchange Privileges,
                                                                  Distributions, and Pricing

Item 6.    Information About the Company Being
           Acquired............................................   Additional Information About
                                                                  Fountain Square and Pinnacle;
                                                                  Purchases and Redemptions,
                                                                  Exchange Privileges,
                                                                  Distributions, and Pricing

Item 7.    Voting Information..................................   Voting Information

Item 8.    Interest of Certain Persons and Experts.............   Not Applicable

Item 9.    Additional Information Required for
           Reoffering by Persons Deemed to be
           Underwriters........................................   Not Applicable

                                  PINNACLE FUND

                                    SUITE 610
                          36 SOUTH PENNSYLVANIA STREET
                           INDIANAPOLIS, INDIANA 46204


Dear Shareholder:


     You are cordially invited to attend a special meeting of shareholders of the Pinnacle Fund to be held at 9:00 a.m. on March 6, 1998 at the address shown above. At the meeting, we will vote on approval of the Reorganization of the Pinnacle Fund as a new investment portfolio of the Fountain Square Funds, the proprietary mutual funds of Fifth Third Bancorp. This reorganization is being proposed as a result of the recent acquisition by Fifth Third of the Pinnacle Fund's investment advisor, Heartland Capital Management, Inc.


     Accompanying this letter are a Notice of the meeting and Prospectus/Proxy Statement (and a related Statement of Additional Information) describing the proposed reorganization. I urge you to read the Prospectus/Proxy Statement. The current Prospectuses and Statements of Additional Information for the Pinnacle Fund and the new Fountain Square Fund into which it will be reorganized are also enclosed for your information.

     The Board of Trustees and I urge you to vote for approval of the proposed reorganization by promptly executing and returning the enclosed proxy card.

                                                     Very truly yours,


                                                     /s/ THOMAS F. MAURATH
                                                     ----------------------
                                                         Thomas F. Maurath
                                                         President

                                  PINNACLE FUND

                                    SUITE 610
                          36 SOUTH PENNSYLVANIA STREET
                           INDIANAPOLIS, INDIANA 46204


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To be held on March 6, 1998

To Pinnacle Fund Shareholders:

     Notice is hereby given that a SPECIAL MEETING OF THE SHAREHOLDERS OF PINNACLE FUND ("Pinnacle") will be held at Suite 610, 36 Pennsylvania Street, Indianapolis, Indiana 46204, on March 6, 1998, at 9:00 a.m. Eastern Time for the following purposes:

     1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") and the transactions contemplated thereby, including (a) the transfer of substantially all of the assets and liabilities of Pinnacle to the Fountain Square Pinnacle Fund in exchange for shares of the Fountain Square Pinnacle Fund; (b) the distribution of the Fountain Square Pinnacle Fund's shares so received to shareholders of Pinnacle; and
          (c) the termination under state law of Pinnacle (the
          "Reorganization").

     2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The Reorganization and related matters are described in the attached Prospectus/Proxy Statement. Appendix A to the Prospectus/Proxy Statement is a copy of the Reorganization Agreement.

     Shareholders of record as of the close of business on February 12, 1998 are entitled to notice of and to vote at the Special Meeting or any adjournment(s) thereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY PINNACLE'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PINNACLE A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.




                                             /s/ THOMAS F. MAURATH
                                             -------------------------
                                                 Thomas F. Maurath
                                                 President



February 21, 1998

                           PROSPECTUS/PROXY STATEMENT


             PINNACLE FUND                         FOUNTAIN SQUARE FUNDS
36 South Pennsylvania Street, Suite 610              3435 Stelzer Road
     Indianapolis, Indiana  46204                Columbus, Ohio 43219-3035
   Telephone Number:  (317) 633-4080         Telephone Number:  (614) 470-8000

            PROXY STATEMENT                             PROSPECTUS
    Special Meeting of Shareholders                 Investment A Shares
             March 6, 1998


     This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of Pinnacle Fund ("Pinnacle") in connection with a Special Meeting of Shareholders to be held on March 6, 1998, at 9:00 a.m. Eastern Time at Suite 610, 36 Pennsylvania Street, Indianapolis, Indiana 46204 (the "Meeting") at which shareholders will be asked to consider and approve the Agreement and Plan of Reorganization and Liquidation, dated as of November 14, 1997 (the "Reorganization Agreement"), by and among Pinnacle, Heartland Capital Management, Inc. ("Heartland"), Fountain Square Funds ("Fountain Square"), and Fifth Third Bank ("Fifth Third"). As described below, the Reorganization Agreement provides for the reorganization (the "Reorganization") of Pinnacle as a new series investment portfolio of Fountain Square called the Fountain Square Pinnacle Fund (the "New Fund"), which has been organized to continue the investment operations of Pinnacle.

Pinnacle is organized as an Indiana business trust. Fountain Square is organized as a Massachusetts business trust. Pinnacle and Fountain Square are open-end, diversified management investment companies. At December 31, 1997, Pinnacle had total net assets of $22.3 million. Fountain Square is a series company which currently includes 14 investment portfolios (each a "Fountain Square Fund" and, collectively, the "Fountain Square Funds"), including the New Fund. At December 31, 1997, the Fountain Square Funds had aggregate total net assets of $3.1 billion. Pinnacle and the New Fund each seeks long-term capital appreciation by investing primarily in common stocks. Heartland serves as investment advisor to Pinnacle and will serve as investment advisor to the New Fund. Fifth Third serves as investment advisor to the other Fountain Square Funds. Heartland recently became a wholly-owned subsidiary of Fifth Third Bancorp, the parent company of Fifth Third.

     This Prospectus/Proxy Statement sets forth concisely the information that a shareholder of Pinnacle should know before voting on the Reorganization Agreement, and should be retained for future reference. This Prospectus/Proxy Statement constitutes the Proxy Statement of Pinnacle for the Meeting and Fountain Square's Prospectus for its offering of shares of the New Fund that have been registered with the SEC and are to be issued in connection with the Reorganization. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about February 21, 1998.

                                                        (continued on next page)

SHARES OF THE NEW FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FIFTH THIRD BANK OR ANY OF ITS AFFILIATES. SHARES OF THE NEW FUND ARE NOT INSURED OR, GUARANTEED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE NEW FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     THE SECURITIES OF THE NEW FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           This Prospectus/Proxy Statement is dated February 21, 1998.

     The Reorganization Agreement provides that the Reorganization will be effected as follows. Pinnacle will transfer all of its assets and known liabilities to the New Fund. In exchange for the transfer of Pinnacle's assets and liabilities, the New Fund will simultaneously issue shares to Pinnacle. Pinnacle has a single class of shares outstanding while the New Fund offers two classes of shares. The New Fund will issue Investment A Shares in the Reorganization. Pinnacle will make a liquidating distribution of the New Fund's shares to the shareholders of Pinnacle, so that a holder of shares of Pinnacle on the Closing Date (as hereinafter defined) of the Reorganization will receive Investment A Shares of the New Fund with the same aggregate net asset value as the shareholder's Pinnacle shares immediately before the Reorganization. Following the Reorganization, Pinnacle will be terminated under applicable state law.

     Additional information about the New Fund is set forth in its Prospectus dated January 21, 1998 and Statement of Additional Information relating to the New Fund dated January 21, 1998. Additional information about Pinnacle is contained in its Prospectus dated April 16, 1997 (as supplemented November 24,
1997) and Statement of Additional Information, dated April 16, 1997, relating to Pinnacle. Each of these documents accompanies this Prospectus/Proxy Statement, is incorporated herein by reference, and is on file with the Securities and Exchange Commission (the "SEC"). A Statement of Additional Information, dated February 21, 1998 and relating to this Prospectus/Proxy Statement, containing additional information also accompanies this Prospectus/Proxy Statement and has also been filed with the SEC and is available without charge upon oral or written request by writing or calling either Pinnacle or Fountain Square at the respective addresses or telephone numbers shown on page 1 of this Prospectus/Proxy Statement.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PINNACLE OR FOUNTAIN SQUARE.

SUMMARY................................................................................................  4
         Proposed Reorganization.......................................................................  4
         Reasons for the Reorganization................................................................  4
         Federal Income Tax Consequences...............................................................  4
         Risk Factors..................................................................................  4
         Investment Objectives and Policies............................................................  4
         Advisory Fees and Expense Ratios..............................................................  5
         Purchases, Redemptions, Exchanges and Distributions...........................................  5
         Service Providers to Pinnacle and the New Fund................................................  5
         Comparative Fee Tables........................................................................  7
         Comparison of Shareholder Rights..............................................................  8
         The Meeting and Voting........................................................................  9

RISK FACTORS...........................................................................................  9

INFORMATION ABOUT THE REORGANIZATION................................................................... 10
         Background of and Reasons for the Reorganization.............................................. 10
         Description of the Reorganization Agreement................................................... 12
         Federal Income Tax Consequences............................................................... 13
         Comparison of Shareholder Rights.............................................................. 14

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES....................................................... 15

PURCHASE AND REDEMPTION INFORMATION,
                         EXCHANGE PRIVILEGES, DISTRIBUTIONS, AND PRICING............................... 18
         Purchases and Redemptions..................................................................... 18
         Exchange Privileges........................................................................... 20
         Distributions................................................................................. 20
         Pricing....................................................................................... 21

VOTING INFORMATION..................................................................................... 21
         General....................................................................................... 21
         Quorum........................................................................................ 21
         Shareholder Approval.......................................................................... 22
         No Dissenters' Appraisal Rights............................................................... 23
         Shareholder Meetings.......................................................................... 23

ADDITIONAL INFORMATION ABOUT FOUNTAIN SQUARE AND PINNACLE.............................................. 23
         Fountain Square............................................................................... 23
         Pinnacle...................................................................................... 24

OTHER MATTERS.......................................................................................... 24

EXPERTS................................................................................................ 25

                                     SUMMARY

     The following is a summary of certain information relating to the Reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of Pinnacle and Fountain Square, and the Reorganization Agreement attached to this Prospectus/Proxy Statement as Appendix A.

     PROPOSED REORGANIZATION. Upon approval of their respective Boards of Trustees, including their members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), Pinnacle and Fountain Square entered into the Reorganization Agreement providing for the Reorganization whereby the New Fund would acquire all of the assets of Pinnacle in exchange for Investment A Shares of the New Fund to be distributed pro rata by Pinnacle to its shareholders in complete liquidation of Pinnacle. See "INFORMATION ABOUT THE REORGANIZATION" -- Description of the Reorganization Agreement."

     REASONS FOR THE REORGANIZATION. The primary reason for the Reorganization is the acquisition of Heartland by Fifth Third Bancorp, the parent of Fifth Third. Fifth Third and Heartland recommended to the Pinnacle and Fountain Square Boards that Pinnacle be reorganized as part of Fountain Square. In consideration of, among other things, the fact that the Reorganization will be tax-free and will not dilute the interests of shareholders, the Pinnacle and Fountain Square Boards of Trustees adopted the Reorganization Agreement as being in the best interests of their respective shareholders. See "INFORMATION ABOUT THE REORGANIZATION-- Background of and Reasons for the Reorganization."

     FEDERAL INCOME TAX CONSEQUENCES. Shareholders of Pinnacle will recognize no gain or loss for federal income tax purposes on their receipt of shares of the New Fund, and shareholders of the Fountain Square Funds will have no tax consequence from the Reorganization. Pinnacle will incur no federal tax liability as a result of the Reorganization, and Fountain Square will recognize no gain or loss for federal tax purposes on the New Fund's issuance of shares in the Reorganization. See "INFORMATION ABOUT THE REORGANIZATION -- Federal Income Tax Consequences."

     RISK FACTORS. Both the New Fund and Pinnacle have the same investment objective and substantially similar investment policies. In light of this fact, an investment in the New Fund will present similar investment risks to investing in Pinnacle. See "RISK FACTORS."

     INVESTMENT OBJECTIVES AND POLICIES. The New Fund has been organized solely for the purpose of continuing the investment operations of Pinnacle as an investment portfolio of Fountain Square. The investment objectives of Pinnacle and the New Fund are the same. Both seek long-term capital appreciation by investing primarily in common stocks. The investment policies and limitations of the New Fund are substantially similar to those of Pinnacle. The principal difference in the investment policies and limitations is that more of Pinnacle's policies are designated as fundamental policies, which may not be changed without the approval of Pinnacle shareholders. In addition, the investment policies of the New Fund include permission to use certain investment techniques available for use by the other Fountain Square Funds but not available for use by Pinnacle. These techniques are not commonly used by Fifth Third for the other Fountain Square Funds, and Heartland does not expect them to be commonly used for the New Fund. Nevertheless, Heartland and Fifth Third believe that use of these techniques may be in the best interests of the Fountain Square Funds, including the New Fund, in certain circumstances, and therefore, inclusion of them among the investment policies of the New Fund is appropriate. See "COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES."

     ADVISORY FEES AND EXPENSE RATIOS. The maximum annual advisory fee payable by Pinnacle to Heartland is 0.80 percent of average daily net assets. The maximum annual investment advisory fee payable by the New Fund to Heartland will be the same 0.80 percent of average daily net assets. The New Fund's ratio of total annual fund operating expenses to average daily net assets will be higher than that of Pinnacle. The additional operating expenses to be incurred by the New Fund will be for additional and enhanced administrative and other services not currently provided to Pinnacle. See "Comparative Fee Tables" and "Service Providers to Pinnacle and the New Fund," below.

     PURCHASES, REDEMPTIONS, EXCHANGES AND DISTRIBUTIONS. Purchase and redemption procedures for Pinnacle and the New Fund are substantially the same. Unlike Pinnacle, Investment A Shares of the New Fund purchased after the Reorganization by new investors (persons other than shareholders of Pinnacle on the Closing Date) may be subject to a sales load of up to 4.50 percent. In addition, Investment A Shares of the New Fund will be covered by a Rule 12b-1 Plan providing for the accrual and payment of 12b-1 fees of up to 0.35 percent of average daily net assets of the Investment A Shares of the New Fund; provided, however, that no 12b-1 fees will be accrued or paid with respect to Investment A Shares of the New Fund until such time as a separate class of shares is created for certain investors, including Pinnacle shareholders as of the Closing Date, or such shareholders approve the accrual and payment of such fees. In addition, shareholders of Pinnacle may not redeem their shares by telephone or pursuant to a systematic withdrawal plan, whereas shares of the New Fund will be redeemable by those methods. Pinnacle does not offer other series investment portfolios and therefore offers no exchange privileges. There are 13 other Fountain Square Funds among which investors may exchange shares at applicable net asset values. Pinnacle declares dividends of substantially all of its investment income at least annually. The New Fund will declare such dividends monthly. See "PURCHASES AND REDEMPTIONS, EXCHANGE PRIVILEGES, DISTRIBUTIONS AND PRICING."

     SERVICE PROVIDERS TO PINNACLE AND THE NEW FUND. Heartland serves as investment advisor to Pinnacle. Pursuant to its current Investment Advisory Agreement with Pinnacle (the "Pinnacle Advisory Agreement"), Heartland provides Pinnacle with continuous investment and management services in accordance with Pinnacle's investment objective, policies and limitations.

     In addition to management of Pinnacle's investment portfolio, Heartland's services under the Pinnacle Advisory Agreement include various administrative and other services, including maintenance of necessary books and records and providing office facilities and executive and administrative personnel. These services also include Heartland's bearing of all sales and promotional expenses of Pinnacle, shareholder servicing costs, legal and accounting fees and certain other expenses.

     If the Reorganization is approved by shareholders, Heartland will serve as investment advisor to the New Fund pursuant to an investment advisory agreement (the "New Fund Advisory Agreement") that is similar in all material respects to the Pinnacle Advisory Agreement as it pertains to management of the New Fund's investment portfolio and the compensation of Heartland by the New Fund.

     Administrative services are provided to the New Fund, as well as the other Fountain Square Funds by BISYS Fund Services Limited Partnership ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219. BISYS's services include and go beyond those provided to Pinnacle by Heartland under the Pinnacle Advisory Agreement. For its services, BISYS is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.20 percent of the first $1 billion of the combined average daily net assets of the New Fund and the other Fountain Square Funds,
0.18 percent of the next $1 billion of such combined average daily net assets, and 0.17 percent of such combined average daily net assets in excess of $2 billion.

     Pursuant to an agreement with BISYS, Fifth Third performs sub-administration services for the Fountain Square Funds, including the New Fund. These services include providing certain administrative personnel and services to assist BISYS in administering the affairs of the Fountain Square Funds. For its services Fifth Third receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025 percent of average daily net assets.

     Pursuant to a Distribution Agreement, dated as of November 14, 1997, BISYS was appointed as distributor of Pinnacle. BISYS is not compensated for its services rendered under the Distribution Agreement. The appointment of BISYS was made in light of certain restrictions under federal banking laws to which Heartland became subject upon its acquisition by Fifth Third Bancorp. Before the appointment of BISYS, Pinnacle did not have a distributor or underwriter of its shares. BISYS also serves as distributor of the Fountain Square Funds, including the New Fund.

     Transfer and disbursing agency and custody services are provided to Pinnacle by Firstar Trust Company ("Firstar"), P.O. Box 701, Milwaukee, Wisconsin 53201. Fifth Third serves as custodian, transfer agent, dividend disbursing agent, and fund accountant for the Fountain Square Funds, including the New Fund.

     For additional information on service providers to Pinnacle and the New Fund, see "Questions and Answers About the Fund -- Who Manages the Fund?" and "General Information -- Custodian, Transfer and Disbursing Agent" in the Pinnacle Prospectus and "Fountain Square

Funds Information -- Management of the Fund, -- Distribution of Shares of the Fund, --Administration of the Fund, and -- Custodian, Transfer Agent and Dividend Disbursing Agent" in the New Fund Prospectus, each of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference.

     COMPARATIVE FEE TABLES. Set forth in the tables below is (i) information regarding the fees and expenses paid by Pinnacle as of December 31, 1997 and the fees and expected to be paid by Investment A Shares class of the New Fund during the current fiscal year and (ii) pro forma information for combined Fund assuming the Reorganization had taken place on December 31, 1997.


                                                                                         Fountain Square     Pro forma
                                                                                         Pinnacle Fund       Combined Fund
                                                                                         Investment A        Investment A
                                                                      Pinnacle Fund      Shares              Shares
                                                                      -------------      ---------------     -------------
Shareholder Transaction Expenses
         Maximum Sales Load Imposed on Purchases...................      None                4.50%(1)         4.50%(1)
         Maximum Sales Load Imposed on Reinvested
                  Dividends (as a percentage of offering price)....      None                None             None
         Contingent Deferred Sales Charge (as a percentage
                  of original purchase price or redemption
                  proceeds, as applicable).........................      None                None             None
         Redemption Fee (as a percentage of amount
                  redeemed, if applicable).........................      None                None             None
         Exchange Fee..............................................       N/A                None             None

Annual Fund Operating Expenses
  (as a percentage of average net assets)
         Management Fees...........................................      0.80%               0.80%            0.80%
         12b-1 Fees (after waivers)................................       N/A                0.00%(2)         0.00%(2)
         Other Expenses (after fee waivers and/or expense
                  reimbursements)..................................      0.36%               0.65%(3)         0.65%(3)
                                                                        -----               -----            -----
         Total Operating Expenses (after fee waivers and/or
                  expenses/reimbursements).........................      1.16%               1.45%(4)         1.45%(4)

-----------------

(1) Pursuant to the Reorganization Agreement and the New Fund Prospectus, Pinnacle shareholders will receive Investment A Shares of the New Fund in the Reorganization without the imposition of any sales load and will be entitled to purchase additional Investment A Shares of the New Fund without the imposition of any sales load.

(2) The Investment A Shares will not accrue or pay 12b-1 fees until a separate class of shares for shareholders of Pinnacle and certain trust or qualified plan customers of financial institutions is created or the shareholders approve the accrual and payment of 12b-1 fees. Investment A Shares can pay up to 0.35% as a 12b-1 fee to the distributor.

(3) Other expenses of the New Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. In the absence of such waiver, other expenses for the New Fund are estimated to be 0.75%.


(4) Total Investment A Shares operating expenses for the New Fund are estimated to be 1.90%, absent the voluntary waiver of the 12b-1 fee and a portion of the administration fee.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CONSOLIDATED EXPENSE DATA" AND "QUESTIONS AND ANSWERS ABOUT THE FUND -- HOW TO BUY FUND SHARES" IN THE PINNACLE PROSPECTUS AND "EXPENSES OF THE FUND -- INVESTMENT A SHARES," "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND" IN THE NEW FUND PROSPECTUS ACCOMPANYING THIS PROSPECTUS/PROXY STATEMENT AND INCORPORATED HEREIN BY REFERENCE. WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

Example: An investor would pay the following expense on a $1,000 investment, assuming (1) five percent annual return, and (2) redemption at the end of the following periods:

                                                                                1 Year     3 Years     5 Years     10 Years
                                                                                ------     -------     -------     --------
Pinnacle Fund................................................................    $12         $36         $64          $141

Fountain Square Pinnacle Fund - Investment A Shares..........................    $59         $89          *             *

Pro Forma Combined Fund - Investment A Shares................................    $59         $89          *             *


  * Because the New Fund has been in operation for less than ten months, expense example information is provided only for one- and three-year periods.

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     COMPARISON OF SHAREHOLDER RIGHTS. Pinnacle is organized as an Indiana business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984 under the Indiana Business Trust Act of 1963, as amended (the "Indiana Act"). Fountain Square is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated September 15, 1988 under the Massachusetts General Law. The rights of shareholders of Pinnacle, as provided in the Indiana Act, and Pinnacle's Agreement and Declaration of Trust and Code of By-Laws, and the rights of shareholders of Fountain Square, as provided in the Massachusetts General Law and Fountain Square's Declaration of Trust and By-Laws, are substantially similar. Key differences in those rights are summarized below. The following summary is qualified in its entirety by reference to the statutes and documents referred to in the preceding sentence.

     Pinnacle holds annual meetings of shareholders for the purpose of electing of trustees and conducting such other business as may properly come before the annual meetings. Fountain Square is not required to, and does not, hold annual shareholder meetings. Special meetings of Pinnacle shareholders must be called upon the written request of holders of 25 percent of all votes entitled to be cast at such meetings. No special meeting of Pinnacle shareholders need be called, however, to consider any matter which is substantially the same as a matter voted upon at the annual meeting or any special meeting held during the preceeding 12 months, except upon written request of the holders of more than 50 percent of the shares entitled to vote. Fountain Square shareholders may require a meeting of shareholders to be called upon the written request of ten percent of all shares of all series and classes entitled to vote. Pinnacle shareholders are entitled to not less than ten days' notice of shareholder meetings. Fountain Square shareholders are entitled to at least 15 days' notice of shareholder meetings. See "INFORMATION ABOUT THE REORGANIZATION -- Comparison of Shareholder Rights."

     THE MEETING AND VOTING. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pinnacle's Board of Trustees in connection with the Meeting and any adjournments thereof. Only shareholders of record at the close of business on February 12, 1998 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote for approval of the Reorganization Agreement. Proxies may be revoked at any time before they are exercised by submitting to Pinnacle a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Approval of the Reorganization Agreement will require the affirmative votes of a majority of the votes cast at the Meeting. See "VOTING INFORMATION."

     PINNACLE'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

                                  RISK FACTORS

     Both the New Fund and Pinnacle have the same investment objective and substantially similar investment policies. See "COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES." In light of this fact, an investment in the New Fund will present similar investment risks to investing in Pinnacle.

     As with other mutual funds that invest primarily in equity securities, both the New Fund and Pinnacle are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. Because the New Fund and Pinnacle each invest in both small and medium capitalization stocks, there are some additional risk factors associated with investment in the New Fund or Pinnacle versus other equity funds. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. Like Pinnacle, however, the New Fund will not invest more than 5 percent of its total net assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).

     In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the New Fund, like Pinnacle, will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

                      INFORMATION ABOUT THE REORGANIZATION

     Significant provisions of the Reorganization Agreement are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.

     BACKGROUND OF AND REASONS FOR THE REORGANIZATION. On November 24, 1997, Fifth Third Bancorp completed the acquisition of Heartland. The acquisition resulted in the assignment, and pursuant to the 1940 Act, termination of Heartland's previous investment advisory agreement with Pinnacle. Pursuant to the approval of Pinnacle shareholders by vote at a special meeting held on November 4, 1997, Pinnacle entered into the current Pinnacle Advisory Agreement with Heartland upon its acquisition by Fifth Third Bancorp. In connection with their approval of the Pinnacle Advisory Agreement, Pinnacle shareholders were informed that the Reorganization of Pinnacle as part of Fountain Square pursuant to the Reorganization Agreement had been proposed and would be submitted for approval by Pinnacle shareholders following Fifth Third Bancorp's acquisition of Heartland. This Prospectus/Proxy Statement and the Meeting are for purposes of seeking that approval.


     Heartland and Fifth Third recommended the Reorganization to the Boards of Trustees of Pinnacle and Fountain Square, respectively. The reasons for each of Heartland's and Fifth Third's recommendation of the Reorganization included primarily, but were not limited to, the considerations described herein. The Reorganization is intended to afford Pinnacle, through its continued operation as the New Fund, opportunities for significantly expanded distribution. These opportunities include retirement plans served by Fifth Third, the retail customer base of Fifth Third Securities, Inc. (a registered broker-dealer affiliated with Fifth Third), and customers of organizations other than Fifth Third with which Fountain Square's distributor has made selling arrangements. These opportunities for expanded distribution are anticipated to result in growth in the New Fund's total net assets, which is expected to reduce its expense ratios. There can be no guarantee, however, that expense ratios will be reduced in the future.

     In addition, Heartland and Fifth Third believe that Pinnacle shareholders will benefit from the enhanced investment choices made available to them through the other Fountain Square Funds, which include fixed income and money market funds. These expanded investment choices would be facilitated through the exchange privilege offered by Fountain Square (see "PURCHASES AND REDEMPTIONS, EXCHANGE PRIVILEGES, DISTRIBUTIONS, AND PRICING -- Exchange Privileges," below).

     Finally, Heartland and Fifth Third believe that the Reorganization will allow Pinnacle, continuing its operations in the form of the New Fund, to avail itself of the greater third-party support services currently available under Fountain Square's arrangements on behalf of the other Fountain Square Funds. These include administration, distribution, fund accounting and transfer agency. Provision of the services by parties other than the New Fund's investment advisor are expected to allow Heartland to devote more of its time and resources to its primary function of managing the New Fund's investment portfolio. These expanded services are also viewed as necessary to enhance the New Fund's competitive position in shareholder services.

     At a special meeting held on October 17, 1997, the Board of Trustees of Pinnacle considered the proposed Reorganization. In addition to the foregoing and among other things, the Pinnacle Board considered the acquisition of Heartland by Fifth Third, the effect of the acquisition transaction, the recommendation of Heartland and Fifth Third with respect to the Reorganization, as well as the fact that the Reorganization would constitute a tax-free reorganization, the interests of shareholders would not be diluted as a result of the Reorganization, and Heartland and Fifth Third would bear all expenses associated with the Reorganization.

     Section 15(f) of the 1940 Act provides that when a change in the control of an investment advisor occurs, the investment advisor or any of its affiliated persons may receive any amount or benefit in connection therewith as long as, among other things, no "unfair burden" is imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" as defined in the 1940 Act includes any arrangement during the two-year period after the transaction whereby the investment advisor (or predecessor or successor advisor), or any "interested person" of any such advisor, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than fees for bona fide principal underwriting services.)

     In light of the foregoing, the Reorganization Agreement provides that, during the two-year period immediately following consummation of the Reorganization, the investment advisory fees paid by the New Fund will not exceed the 0.80 percent of average daily net assets currently paid by Pinnacle to Heartland. The Reorganization Agreement further provides that, during the three-year period immediately following consummation of the Reorganization, at least 75 percent of the Board of Trustees of Fountain Square will not be "interested persons" of Fifth Third or Heartland within the meaning of the 1940 Act.

     After consideration of all of the foregoing factors, together with certain other factors and information considered to be relevant in the exercise of its collective business judgment, Pinnacle's Board of Trustees unanimously approved the Reorganization Agreement and directed that it be submitted to shareholders of Pinnacle for approval.

     PINNACLE'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

     At a special meeting held on October 15, 1997, the Fountain Square Board of Trustees considered the proposed Reorganization with respect to the Fountain Square Funds. Based upon their evaluation of the information and factors deemed relevant in the exercise of its collective business judgment, the Board of Trustees unanimously determined that the proposed Reorganization was in the best interests of the Fountain Square Funds and their respective shareholders and that the interests of existing shareholders of the Fountain Square Funds would not be diluted as a result of effecting the Reorganization.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. Pinnacle will be acquired by the New Fund, which has been organized to continue the operations of Pinnacle. The Reorganization Agreement provides that on the Closing Date of the Reorganization substantially all of the assets and liabilities of Pinnacle will be transferred to the New Fund. The holders of shares of Pinnacle will receive Investment A Shares of the New Fund, which will first issue such shares to Pinnacle, which, in turn, will distribute them pro rata in complete liquidation of Pinnacle. The number of shares to be issued by the New Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of Pinnacle as of the regular close of the New York Stock Exchange (currently 4:00 p.m. New York time) on the Closing Date, plus the right to receive any dividends or distributions which were declared before the Closing Date but which remained unpaid at that time. Following the Reorganization, the registration of Pinnacle as an investment company under the 1940 Act will be terminated, and Pinnacle will be terminated under applicable state law.


     Before the Closing Date, Pinnacle may liquidate a limited number of holdings of Pinnacle Fund in light of the investment policies of the New Fund and the other Fountain Square Funds and the strategies of their investment advisor. The transaction costs resulting from any such sales are expected to be minimal. Any sale may result in the realization of capital gains or losses to Pinnacle.


     The Reorganization Agreement provides that Pinnacle will declare a dividend or dividends prior to the Closing Date of the Reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of Pinnacle all undistributed net investment income earned and net capital gains realized up to and including the Closing Date of the Reorganization.

     The stock transfer books of Pinnacle will be permanently closed on the Closing Date of the Reorganization. If any shares of Pinnacle are represented by a share certificate, the certificate must be surrendered to Fountain Square's transfer agent for cancellation before the New Fund shares issued to the shareholder in the Reorganization can be redeemed. Any lost share certificates will be subject to verification and indemnification with respect to the loss.


     As indicated in the table below, the capitalization of the New Fund immediately after the Reorganization is expected to be identical to the capitalization of Pinnacle immediately before the Reorganization.



                               Pro Forma Capitalization As of December 31, 1997
                               ------------------------------------------------
                                                New Fund             New Fund Combined
                         Pinnacle        (Investment A Shares)     (Investment A Shares)
                         --------        ---------------------     ---------------------
Net Assets            $22,271,665.38         $0.00                    $22,271,665.38

Net Asset Value
  Per Share                   $27.71           N/A                            $27.71

Shares Outstanding       803,800.525             0                       803,800.525


     The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the transactions contemplated thereby described in this Prospectus/Proxy Statement by the shareholders of Pinnacle; the receipt of certain legal opinions described in the Reorganization Agreement; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance in all material respects of their agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization is expected to occur on March 6, 1998, or such other date as is agreed to by the parties.

     The expenses of Fountain Square and Pinnacle incurred in connection with the Reorganization will be borne by Fifth Third and/or Heartland.

     The Reorganization may be abandoned at any time prior to the Closing Date of the Reorganization by either of the parties to the Reorganization Agreement. The Reorganization Agreement provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Reorganization Agreement by the shareholders of Pinnacle (a) the parties thereto may, by written agreement approved by their respective Boards of Trustees with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement; and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with or without the approval of such party's shareholders.

     The Board of Trustees of Pinnacle has not determined what action it will take in the event the shareholders of Pinnacle fail to approve the Reorganization Agreement or for any reason the Reorganization is not consummated. If the Reorganization is not consummated, the Trustees may choose to continue Pinnacle's operations as conducted to date or consider alternative dispositions of Pinnacle's assets, including the sale of assets to, or merger with, another investment company, or the possible liquidation of Pinnacle.

     FEDERAL INCOME TAX CONSEQUENCES. Consummation of the Reorganization is subject to the condition that Pinnacle and Fountain Square receive an opinion from Howard & Howard Attorneys, P.C. to the effect that for federal income purposes: (a) the transfer of all or substantially all of Pinnacle's assets in exchange for New Fund shares and the distribution of such shares to the shareholders of Pinnacle in liquidation of Pinnacle will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (b) no gain or loss will be recognized by the New Fund upon the receipt of the assets of Pinnacle solely in exchange for the New Fund shares; (c) no gain or loss will be recognized by Pinnacle upon the transfer of Pinnacle's assets to the New Fund in exchange for the New Fund shares or upon the distribution (whether actual or constructive) of the New Fund shares to Pinnacle shareholders in exchange for their shares of Pinnacle; (d) no gain or loss will be recognized by Pinnacle shareholders upon the exchange of their Pinnacle shares for the New Fund shares; (e) the tax basis of Pinnacle's assets acquired by the New Fund will be the same as the tax basis of such assets to Pinnacle immediately prior to the Reorganization; (f) the tax basis of the New Fund shares received by Pinnacle shareholders pursuant to the Reorganization will be the same as the tax basis of the Pinnacle shares held by such shareholder immediately prior to the Reorganization; (g) the holding period of the assets of Pinnacle in the hands of the New Fund will include the period during which those assets were held by Pinnacle; and (h) the holding period of the New Fund shares to be received by Pinnacle shareholders will include the period during which the Pinnacle shares exchanged thereof were held by such shareholder (provided the Pinnacle Shares were held as capital assets on the Closing Date of the Reorganization).

     Fountain Square and Pinnacle have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income taxes.

     COMPARISON OF SHAREHOLDER RIGHTS. Pinnacle is organized as an Indiana business trust pursuant to its Agreement and Declaration of Trust under the Indiana Act. Fountain Square is organized as a Massachusetts business trust pursuant to its Declaration of Trust under the Massachusetts General Law. The rights of shareholders of Pinnacle, as provided in the Indiana Act and Pinnacle's Agreement and Declaration of Trust and Code of By-Laws, and the rights of shareholders of Fountain Squre, including the New Fund, as provided in the Massachusetts General Law and Fountain Square's Declaration of Trust and By-Laws, are substantially similar. Key differences in those rights are summarized below. The following summary is qualified in its entirety by reference to the statutes and documents referred to in the preceding sentence.

     Pursuant to its Code of By-Laws, Pinnacle holds annual meetings of its shareholders for the election of trustees and the transaction of such other business as may properly come before such meetings. Fountain Square is not similarly required to, and does not, hold annual meetings of its shareholders. Special meetings of Pinnacle shareholders must be called upon the written request of holders of shares of Pinnacle entitled to not less than 25 percent of all of the votes entitled to be cast at the special meeting. No special meeting of Pinnacle shareholders need be called, however, to consider any matter which is substantially the same as a matter voted upon at the annual meeting or any special meeting held during the preceeding 12 months, except upon written request of the holders of more than 50 percent of the shares entitled to vote. Fountain Square shareholders may require a meeting of shareholders to be called upon the written request of ten percent of all shares of all series and classes entitled to vote. Fountain Square shareholders may require a meeting of shareholders to be called upon the written request of shareholders owning at least ten percent of the outstanding shares of all series and classes entitled to vote. Pinnacle shareholders are entitled to not less than ten days' notice of shareholder meetings. Fountain Square shareholders are entitled to at least 15 days' notice of shareholder meetings.

     The Agreement and Declaration of Trust of Pinnacle and the Declaration of Trust of Fountain Square each generally provide that shareholders of Pinnacle and Fountain Square, respectively, have the power to vote on the following matters: (i) election of trustees; (ii) removal of trustees; (iii) amendment or termination of the declaration of trust; (iv) matters required by the 1940 Act and other applicable law to be submitted to the vote of shareholders; and (v) to the same extent as shareholders in an Indiana or Massachusetts business corporation, as the case may be, on whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of Pinnacle or Fountain Square, as the case may be, or their respective shareholders.

     Pinnacle's Agreement and Declaration of Trust expressly provides that shareholders of Pinnacle are entitled to and shall be afforded the same limitation of personal liability extended to shareholders of private corporations for profit organized under Indiana law, and the Trustees of Pinnacle shall have no power to call upon the shareholders for payment of any sum of money or assessment. Fountain Square's Declaration of Trust contains similar limitations on the liability of shareholders of the Fountain Square Funds, including the New Fund. Under certain circumstances, however, shareholders of the New Fund may be held personally liable as partners under Massachusetts law for acts or obligations of Fountain Square. To protect shareholders, the Declaration of Trust of Fountain Square expressly disclaims the liability of shareholders for acts and obligations of Fountain Square. The Declaration of Trust provides that a notice of the disclaimer of liability may be included in each agreement, obligation or instrument that Fountain Square, including the New Fund, may enter into. The Declaration of Trust provides shareholders with rights of indemnification which are substantially similar to those provided under Pinnacle's Agreement and Declaration of Trust in the unlikely event that a shareholder of Pinnacle or the New Fund is held personally liable for the obligations of the New Fund.

     The foregoing is only a summary. Shareholders may obtain copies of the Declaration of Trust and By-Laws of Fountain Square, the Agreement and Declaration of Trust and Code of By-Laws of Pinnacle, the Massachusetts General Law, and the Indiana Act from Fountain Square or Pinnacle, as applicable, upon written request at the addresses shown on the cover page of this Prospectus/Proxy Statement.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of Pinnacle and the New Fund are the same. Each fund seeks long-term capital appreciation by investing primarily in common stocks. The investment policies and limitations of Pinnacle are substantially similar to those of the New Fund. There are, however, certain differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and limitations of the two funds and is qualified in its entirety by the discussion of the policies and limitations in the Prospectuses and Statements of Additional Information of Pinnacle and the New Fund accompanying this Prospectus/Proxy Statement and incorporated herein by reference.

     The principal difference in the investment policies and limitations of Pinnacle and the New Fund is that more of the investment policies of Pinnacle are designated as fundamental policies which may not be changed without the approval of Pinnacle shareholders. In addition, the investment policies of the New Fund include permission to use certain investment techniques available for use by the other Fountain Square Funds but not available for use by Pinnacle. These techniques are not commonly used by Fifth Third for the other Fountain Square Funds, and Heartland does not expect them to be commonly used for the New Fund. Nevertheless, Heartland and Fifth Third believe that the use of these techniques may be in the best interests of the Fountain Square Funds, including the New Fund, in certain circumstances, and therefore, inclusion of them among the investment policies of the New Fund is appropriate.

     Set forth below is a summary of the differences between the investment policies and limitations of the New Fund and those of Pinnacle.

     o Consistent with other Fountain Square Funds, the New Fund may borrow money up to one-third of the value of its total assets and may pledge assets as necessary to secure such borrowings. Pinnacle's borrowings are limited to five percent of the lower of cost or market value of the Fund's total net assets, and pledging of assets is limited to ten percent of total net assets.

     o Consistent with other Fountain Square Funds, the New Fund is permitted to invest, with respect to 75 percent of the value of total assets, not more than five percent in securities of any one issuer or to acquire more than 10 percent of the outstanding voting securities of any one issuer. For Pinnacle, these limitations apply to 100 percent of the value of its total assets.

     o Consistent with other Fountain Square Funds, the New Fund is permitted to invest in restricted and illiquid securities. Pinnacle does not invest in restricted securities and other securities not readily marketable.

     o Consistent with other Fountain Square Funds, the New Fund may invest in repurchase agreements collateralized by any securities in which the New Fund may otherwise invest. Pinnacle is limited to repurchase agreements collateralized by U.S. Treasury or agency securities, and no more than five percent of total assets may be invested in repurchase agreements with maturities of more than seven days.

     o Consistent with other Fountain Square Funds, the New Fund is permitted to lend portfolio securities. Pinnacle's Prospectus does not address portfolio securities lending.

     o Consistent with other Fountain Square Funds, the New Fund is permitted to enter into when-issued and delayed delivery transactions. Pinnacle's Prospectus does not address the use of when-issued and delayed delivery transactions.

     o Consistent with other Fountain Square Funds, for temporary defensive purposes, the New Fund may invest in commercial paper rated A-1 by S & P, Prime-1 by Moody's or F-1 by Fitch Investors Services and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations. For Pinnacle, only commercial paper rated Prime-1 by Moody's is permissible.

     o Consistent with other Fountain Square Funds, for temporary defensive purposes, domestic bank instruments are permissible investments for the New Fund. For Pinnacle, no bank instruments are permissible.

     o Consistent with other Fountain Square Funds, for temporary defensive purposes, investment in other mutual funds is permissible for the New Fund. For Pinnacle, securities of other mutual funds are not permissible.

     o Consistent with other Fountain Square Funds, the New Fund may enter into reverse repurchase agreements. Neither Pinnacle's Prospectus nor its Statement of Additional Information address the use of reverse repurchase agreements.

     o Consistent with other Fountain Square Funds, the New Fund may not purchase or sell commodities, commodity contracts or commodity futures. Pinnacle's only specific prohibition is against the purchase or sale of commodities futures.

     o Consistent with other Fountain Square Funds, the New Fund may not invest more than 25 percent of its total assets in one industry. Pinnacle is limited to no more than 25 percent of net assets in one industry or group of related industries.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy that it may invest in restricted securities up to ten percent of the value of its net assets. Pinnacle has a fundamental policy against investment in restricted securities.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy which permits investment of up to 15 percent of the value of its net assets in illiquid securities including repurchase agreements providing for settlement more than seven days after notice. Pinnacle has a fundamental policy against investing in any securities not readily marketable and only up to 5 percent of total assets in repurchase agreements maturing in more than seven days.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy permitting it to invest in securities of other investment companies subject to certain percentage limitations. Pinnacle has a fundamental policy against investing in shares of other investment companies.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy against investing more than five percent of the value of its total assets in securities of issuers which have records of less than three years of continuous operations. Pinnacle has a similar fundamental policy with respect to five percent of the value of total net assets.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy against entering into transactions for the purpose of engaging in arbitrage. Pinnacle has no similar policy.

     o Consistent with other Fountain Square Funds, the New Fund has a non-fundamental policy, apart from its policy against acquiring more than 10 percent of the voting securities of a single issuer, against purchasing securities of a company for the purpose of exercising control or management. Pinnacle has a fundamental policy against purchasing securities for such purposes.

     The New Fund has limitations on its investment activities related to the following, none of which may be changed without approval of the holders of a majority of the New Fund's shares: issuing senior securities and borrowing money; selling short and buying on margin; pledging assets; lending cash or securities; investing in commodities; investing in real estate, diversification of investments; dealing in puts and calls; concentration of investments; and underwriting. See "Investment Objective and Policies of the Fund -- Investment Limitations" in the New Fund's Statement of Additional Information, which accompanies this Prospectus/Proxy Statement as incorporated herein by reference.


                      PURCHASE AND REDEMPTION INFORMATION,
                 EXCHANGE PRIVILEGES, DISTRIBUTIONS, AND PRICING

     PURCHASES AND REDEMPTIONS. Shares of Pinnacle are sold on a continuous basis by its distributor, BISYS, and may be purchased at the public offering price, which is the net asset value per share next computed after receipt of an order, without a sales charge.

     The minimum initial investment in shares of Pinnacle is $1,000. Subsequent investments must be in amounts of at least $100. Investors may purchase shares of Pinnacle by Federal Reserve wire or by mail. Shares of Pinnacle may be purchased by investors and are sold by the distributor on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. Pinnacle reserves the right to reject any purchase request. Pinnacle offers an Automatic Investment Plan pursuant to which shareholders may automatically purchase additional shares of Pinnacle on a regular basis through pre-authorized debits of specified amounts drawn on accounts at financial institutions that are members of an automated clearing house.

     Pinnacle investors may redeem shares by mail. Pinnacle redeems shares at their net asset value next determined after the transfer agent, Firstar, receives the redemption request. Redemptions are made on days on which the shares of Pinnacle compute their net asset value. Requests for redemptions can be made by writing to Firstar.

     Shares of the Fountain Square Funds, including the New Fund, are sold on a continuous basis by BISYS as their distributor. The public offering price of Investment A Shares of the Fountain Square Funds, including the New Fund, is the net asset value per share next computed after receipt of an order by BISYS plus a maximum sales charge of 4.50 percent with respect to the New Fund. The amount of the sales charge will be reduced incrementally on purchases of $50,000 or more depending upon the amount of the purchase. The sales load described above will not be applicable to: (i) any purchase of Investment A Shares by any person who was a Pinnacle shareholder on the Closing Date; (ii) reinvestment of dividends and distributions; (iii) qualified employee benefit plan accounts;
(iv) purchases by directors, officers and employees of Fountain Square's distributor and of broker-dealers having agreements with Fountain Square's distributor pertaining to the sale of Investment A Shares; (v) investors who purchase pursuant to a wrap fee program offered by any broker-dealer, investment advisor, or financial planning organization; (vi) purchases by members of Fountain Square's Board of Trustees; and (vii) purchases by officers, directors, employees and retirees of Fifth Third Bancorp and their spouses and children under 21.

     Any applicable sales charge may be substantially reduced through quantity discounts, such as rights of accumulation, letters of intent or a combination of investments. No sales charge will be imposed, however, on shares of the New Fund issued in the Reorganization.

     The minimum initial investment for each of the Fountain Square Funds, including the New Fund, is $1,000. The minimum investment for subsequent purchases is $50. Purchase orders for shares of the Fountain Square Funds, including the New Fund, are effected on any day on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business.

     Investors in the Fountain Square Funds, including the New Fund, may redeem shares by mail and telephone. Customers of financial institutions may redeem all or part of their Investment A Shares in accordance with procedures governing their accounts at such institutions. Fountain Square reserves the right to redeem accounts involuntarily, upon 30 days' written notice, if the account's net asset value falls below $1,000 as a result of redemptions. Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the distributor. Fountain Square reserves the right to send redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. A shareholder of record of Fountain Square, including former shareholders of Pinnacle following the consummation of the Reorganization, may be required to redeem shares if, due to investor redemption, the balance in such shareholder's account drops below $1,000 and the shareholder does not increase the balance to at least $1,000 upon 30 days' written notice.

     Fountain Square offers a Systematic Investment Program and Systematic Withdrawal Program in connection with the purchase and redemption of shares of the Fountain Square Funds, including the New Fund.

     The Fountain Square Funds, including the New Fund, have adopted a Rule 12b-1 Plan which imposes a fee of up to 0.35 percent of the average daily net assets of Investment A Shares of each Fountain Square Fund to finance activities which are principally intended to result in the sale of shares. The fees are paid to BISYS, as distributor. The Plan allows BISYS to select financial institutions to provide distribution services as agents for their customers who invest in Investment A Shares of the Fountain Square Funds.

     No fees under the Rule 12b-1 Plan are being accrued or paid at the present time, and such fees will not be accrued or paid with respect to the New Fund until such time as a separate class of shares is created for certain investors, including Pinnacle shareholders as of the Closing Date, or such shareholders approve the accrual and payment of such fees.

     The 12b-1 Plan is a "compensation" type plan as opposed to a "reimbursement" type plan. Accordingly, payments by the Fountain Square Funds, including the New Fund, under the 12b-1 Plan are based on the expressed fee rather than on the specific amounts expended by BISYS for distribution purposes. BISYS may be able to recover such amounts or may earn a profit from payments made by Investment A Shares of the Fountain Square Funds under the 12b- 1 Plan.

     EXCHANGE PRIVILEGES. Fountain Square has granted telephone exchange privileges among the Investment A Shares of the Fountain Square Funds, including the New Fund. Shareholders of the Fountain Square Funds may also request exchanges in writing. Any exchange must satisfy the requirements relating to the minimum initial investment in the particular Fountain Square Fund. Shares of the Fountain Square Funds may be exchanged only if they are not represented by outstanding share certificates.

     DISTRIBUTIONS. Pinnacle normally declares dividends such that substantially all of its net investment income is distributed by the end of January each year. Pinnacle may declare dividends in October, November or December payable to shareholders of record in those months and may actually pay the dividend in January of the following year to all shareholders invested in such Fund on the record date. Capital gains realized by Pinnacle, if any, will be distributed to shareholders at least once every 12 months, ordinarily by the end of January.

     The New Fund, declares dividends of substantially all of its net investment income monthly to all shareholders invested in the New Fund on the record date for the dividend. Capital gains realized by the New Fund, if any, will be distributed to shareholders at least once every 12 months.

     PRICING. Pinnacle and the New Fund each determines its net asset value for purposes of pricing purchase and redemption orders at the close of trading on the New York Stock Exchange. The net asset value per share is generally determined on each day on which the New York Stock Exchange is open for trading. Currently, the holidays which Fountain Square observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Net asset value per share of each of the Fountain Square Funds, including the New Fund, for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets attributable to a series of the shares of the fund, less the liabilities attributable to the shares of that series of the fund, by the number of outstanding shares of the fund.

                               VOTING INFORMATION

     GENERAL. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pinnacle's Board of Trustees in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Trustees, officers and service providers of Pinnacle may also solicit proxies by telephone, telegraph or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pinnacle a written notice of revocation or subsequently executed proxy or by attending the Meeting and voting in person.


     Only shareholders or record at the close of business on February 12, 1998, will be entitled to vote at the Meeting. On that date there were 812,299.670 shares outstanding and entitled to be voted. Each share or fraction thereof is entitled to one vote or fraction thereof.


     If the accompanying form of proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions in the proxy on the proposal to approve the Reorganization Agreement and in the discretion of the persons named as proxies on any other matter that may properly come before the Meeting or any adjournment thereof. For information on adjournment of the Meeting, see "Quorum," below.

     QUORUM. At the Meeting, a quorum will be constituted by the presence in person or by proxy of the holders of more than 50 percent of the outstanding shares of Pinnacle entitled to vote at the Meeting. Pinnacle proxies properly executed and returned to Pinnacle, whether or not marked with a negative vote or an abstention, will be considered to be present at the Meeting for the purposes of determining the existence of a quorum for the transaction of business.

     In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement (and the transactions contemplated thereby) are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative votes of a majority of the votes cast on the adjournment proposal at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against such adjournments.

     SHAREHOLDER APPROVAL. Approval of the Reorganization Agreement (and the transactions contemplated thereby) by Pinnacle shareholders requires the affirmative votes of holders of a majority of the outstanding shares entitled to vote in accordance with the provisions of Pinnacle's Agreement and Declaration of Trust and Code of By-Laws and the requirements of the Indiana Act.

     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present at the Meeting. With respect to approval of the Reorganization Agreement, abstentions and broker non-votes will have the effect of a vote against the approval of the proposal.

     As far as Pinnacle is advised, the following table sets forth, as of December 31, 1997, each beneficial owner of more than five percent of Pinnacle's outstanding Shares and the beneficial ownership of all officers and Trustees of Pinnacle as a group:

                                                Amount and Nature
             Name and Address of                  of Beneficial               Percent of
              Beneficial Owner                     Ownership(1)                  Class
              ----------------                     ------------                  -----
Barry F. Ebert(2)                               80,585.620 Shares (3)             10.0%
36 S. Pennsylvania, Suite 610
Indianapolis, Indiana  46204

Robert D. Markley(2)                            105,086.719 Shares(4)             13.1%
36 S. Pennsylvania, Suite 610
Indianapolis, Indiana  46204

Butler Fairman and Seufert, Inc.                69,470.684 Shares                  8.6%
Profit Sharing and 401(k) Plan
9405 Delegates Row
Indianapolis, Indiana  46250

All Trustees and Officers                       134,519.701 Shares                16.7%
as a group (6 persons)

-----------------


(1) Unless otherwise indicated, the persons shown have sole voting and investment power over the shares listed.

(2)  The named person is an officer of Pinnacle and Heartland.

(3) Includes 67,422.781 shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan, as to which Shares Messrs. Ebert and Markley, as co-trustees, have voting control, and 1,220.644 shares owned by Mr. Ebert's wife and her individual retirement account as to which Mr. Ebert disclaims beneficial ownership.

(4) Includes 4,451.859 shares held in Mr. Markley's individual retirement account, and 31,935.516 shares owned by Mr. Markely's wife and her individual retirement account. Mr. Markley disclaims beneficial ownership of the shares owned by his wife. Also includes the 67,422.781 shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan referred to in note (3) above.


     The names, addresses and share ownership of the entities that would beneficially own of record more than five percent of the outstanding shares of the pro forma combined New Fund upon consummation of the Reorganization are the same as those shown in the immediately preceding table, except that the new officers and Trustees of the New Fund would beneficially own less than one percent of the outstanding share of the pro forma combined New Fund.

     NO DISSENTERS' APPRAISAL RIGHTS. Pinnacle shareholders who dissent and vote against the Reorganization are not entitled to any rights of appraisal of their shares under Pinnacle's Agreement and Declaration of Trust or under the Indiana Act. Shareholders have, however, the right to redeem their Pinnacle shares at net asset value until the Closing Date of the Reorganization, and thereafter shareholders may redeem from Fountain Square the New Fund shares acquired by them in the Reorganization at net asset value.

     SHAREHOLDER MEETINGS. Pinnacle holds annual meetings of shareholders to elect trustees. Fountain Square does not presently, and it does not intend to, hold annual meetings of shareholders for the election of trustees or for any other business. It is anticipated that no meeting of shareholders of the Fountain Square Funds, including the New Fund, will be held unless and until such time as less than a majority of the trustees holding office have been elected by the shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or for other matters and such meetings will be called when requested in writing by the holders of record of ten percent or more of all classes or series Fountain Square entitled to vote. See "INFORMATION ABOUT THE REORGANIZATION --Comparison of Shareholder Rights."

            ADDITIONAL INFORMATION ABOUT FOUNTAIN SQUARE AND PINNACLE

     FOUNTAIN SQUARE. Information about the New Fund is included in its Prospectus dated January 21, 1998 accompanying this Prospectus/Proxy Statement, which is incorporated by reference herein. Additional information about the New Fund is included in its Combined Statement of Additional Information dated January 21, 1998, which also accompanies this Prospectus/Proxy Statement. Fountain Square is subject to certain information requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or obtained electronically from the SEC's Internet Website (http://www.sec.gov). These materials may also be obtained from Fountain Square at the address and telephone number shown on page 1 of this Prospectus/Proxy Statement.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by Fountain Square on behalf of the New Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to Fountain Square, the New Fund and the shares offered hereby.

     PINNACLE. Information about Pinnacle is incorporated herein by reference to its Prospectus dated April 16, 1997 (as supplemented November 24, 1997) and Statement of Additional Information, dated April 16, 1997, copies of which accompany this Prospectus/Proxy Statement. Like Fountain Square, Pinnacle is also subject to certain information requirements of the 1934 Act and the 1940 Act and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials are available and can be inspected and copied at the SEC facilities shown above. They are also available from Pinnacle at the address and telephone number shown on page 1 of this Prospectus/Proxy Statement.

                                  OTHER MATTERS

     Neither Pinnacle nor Fountain Square is involved in any litigation that would have any material adverse financial effect upon either Pinnacle or the Fountain Square Funds.

     Pinnacle's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies will be voted on such matters in the discretion of the persons named in the enclosed form of proxy.

     Shareholder inquiries may be addressed to Pinnacle in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning
(317) 633-4080.

                                     EXPERTS

     The financial highlights for the New Fund included in the New Fund's Prospectus dated January 21, 1998 and incorporated by reference in this Prospectus/Proxy Statement, have been incorporated herein in reliance on the report of Geo. S. Olive & Co. LLC, independent accountants, given on the authority of that firm as experts in accounting and auditing.

     The financial highlights for Pinnacle included in Pinnacle's Prospectus dated April 16, 1997, and the statements of assets and liabilities of Pinnacle, including the related schedule of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated in the financial statements contained in Pinnacle's Statement of Additional Information dated April 16, 1997, and incorporated by reference in this Prospectus/Proxy Statement, have been incorporated herein in reliance on the reports of Geo. S. Olive & Co. LLC, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                                      * * *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                    APPENDIX A


              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


     AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of November 14, 1997 (this "Agreement"), by and among FOUNTAIN SQUARE FUNDS, a Massachusetts business trust ("Fountain Square"), on behalf of its portfolio Fountain Square Pinnacle Fund (the "Fountain Square Portfolio"), FIFTH THIRD BANK, an Ohio state-chartered bank ("Fifth Third"); PINNACLE FUND, an Indiana business trust ("Pinnacle"), on behalf of its portfolio Pinnacle Fund (the "Pinnacle Portfolio"), and HEARTLAND CAPITAL MANAGEMENT, INC., an Indiana corporation ("Heartland").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets and known liabilities of the Pinnacle Portfolio in exchange solely for shares of beneficial interest of the Fountain Square Portfolio ("Acquiring Fund Shares" as defined in paragraph 1.2(b) hereof) and the distribution, on or after the Closing Date as hereinafter defined, of Investment A Shares of the Fountain Square Portfolio to the holders of shares of the Pinnacle Portfolio in liquidation of the Pinnacle Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, Pinnacle and Fountain Square are registered open-end, diversified, management investment companies and the Pinnacle Portfolio owns securities which generally are assets of the character in which the Fountain Square Portfolio is permitted to invest;

     WHEREAS, Fountain Square is authorized to issue the Acquiring Fund Shares and Pinnacle is authorized to issue its shares of beneficial interest;

     WHEREAS, Fifth Third serves as investment advisor to the Fountain Square Portfolio;

     WHEREAS, Heartland, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Pinnacle Portfolio;

     WHEREAS, the parties intend that the Fountain Square Portfolio, will have nominal assets and liabilities before the Reorganization and will continue investment operations of the Pinnacle Portfolio after the Reorganization;

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not interested persons as defined under the Investment Company Act of 1940, as amended (the "1940 Act") of Fountain Square has determined that the exchange of all of the assets and assumption of all of the known liabilities of the Pinnacle Portfolio for Acquiring Fund Shares is in the best interests of the Fountain Square Portfolio and that the interests of the shareholders of other portfolios of Fountain Square would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of Pinnacle, has determined that the exchange of all of the assets and known liabilities of the Pinnacle Portfolio for the Acquiring Fund Shares is in the best interests of the Pinnacle Portfolio's shareholders, that the interests of the shareholders of the Pinnacle Portfolio would not be diluted as a result of this transaction and determined that, subsequent to the consummation of the transaction contemplated by this Agreement, the Pinnacle Portfolio will cease operations;

     NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:

1. TRANSFER OF ASSETS OF THE PINNACLE PORTFOLIO IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF PINNACLE

     1.1 Subject to the terms and conditions contained herein, Pinnacle, on behalf of the Pinnacle Portfolio, agrees to assign, transfer, and convey to Fountain Square, on behalf of the Fountain Square Portfolio (the "Acquiring Fund" as defined in paragraph 1.2(a) hereof), all of the assets and known liabilities of the Pinnacle Portfolio (the "Acquired Fund") at the time of the Closing (defined below), including without limitation all securities and cash, and Fountain Square agrees in exchange therefor to assume such known liabilities and deliver to Pinnacle the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph of this Agreement. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date"), as provided in paragraph of this Agreement. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the Acquired Fund.

     1.2 (a) For purposes of this Agreement, the term "Acquiring Fund" shall mean the Fountain Square Portfolio; provided however, that the Fountain Square Portfolio (i) shall have, in all material respects, the same investment objective, policies and restrictions as Pinnacle, subject to such changes in Pinnacle's investment restrictions designated as matters of fundamental policy as are set forth in the Prospectus/Proxy Statement (as hereinafter defined), (ii) shall, at the Closing, have Heartland as its investment advisor, and (iii) shall provide to Acquired Fund Shareholders (as defined in paragraph 1.7 hereof) the privilege of exchanging Acquiring Fund Shares (as defined in subparagraph (b) of this paragraph 1.2) into Investment A Shares of other portfolios of Fountain Square at net asset value to the same extent as such privilege is made available to other holders of Investment A Shares.

     1.2 (b) For purposes of this Agreement, the term "Acquiring Fund Shares" shall mean Investment A Shares of the Acquiring Fund; provided, however, that such Investment A Shares constituting the Acquiring Fund Shares (i) shall not bear a sales charge applicable to Acquired Fund Shareholders,
     (ii) shall entitle Acquired Fund

     Shareholders to purchase additional Investment A Shares of the Acquiring Fund after the Closing Date at net asset value, and (iii) shall not accrue or pay distribution fees pursuant to the Plan adopted by the Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act until a separate class of shares is created for Acquired Fund Shareholders or such shareholders approve the accrual and payment of such fees.

     1.3 Notwithstanding paragraph 1.1, any unamortized organizational expenses of the Acquired Fund shall not be transferred or assumed hereunder. Any such expenses will be paid to the Acquired Fund by Heartland or one or more third parties and will be eliminated from the balance sheet of the Acquired Fund prior to the Closing.

     1.4 The assets and known liabilities of the Acquired Fund will be acquired and assumed by the Acquiring Fund and the shareholders of the Acquired Fund shall receive the Acquiring Fund Shares.

     1.5 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to Fifth Third, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of the Custodian for the Acquiring Fund.

     1.6 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the assets transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

     1.7 On or as soon after the Closing Date as is practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph . Such liquidation and distribution will be accomplished by the transfer (by the Acquiring Fund or its transfer agent) of the Acquiring Fund Shares to an account for each shareholder on the books of the Acquired Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     1.8 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.9 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates as may be applicable with respect to dissolution and deregistration of the Acquired Fund with federal and blue sky authorities.

2. VALUATION

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the current market value of such assets computed as of the close of business on the last business day preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

     2.2 The net asset value of an Acquiring Fund Share shall equal the net asset value per share of the Acquired Fund on the Valuation Date determined using the valuation procedures referred to in paragraph 2.1.

     2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the assets attributable to the Acquired Fund determined using the same valuation procedures referred to in paragraph by the net asset value of one Acquiring Fund Share determined in accordance with paragraph .

     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be February 27, 1998, or such later date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Fifth Third Bank, Cincinnati, Ohio or such other time and/or place as the parties may mutually agree.

     3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 Pinnacle, on behalf of the Acquired Fund, shall instruct Firstar Trust Company, as transfer agent for the Acquired Fund, to deliver to Fountain Square at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver as of the Closing Date to the Secretary of Pinnacle or provide evidence satisfactory to Pinnacle a confirmation evidencing the Acquiring Fund Shares to be credited, that such Acquiring Fund Shares have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

     4.1 Each of Pinnacle and Heartland represents and warrants to Fountain Square as follows:

          (a) Pinnacle is a business trust organized, validly existing, and its report of operation of business is in full force and effect under the laws of the state of Indiana and has power to carry on its business as it is now being conducted.

          (b) Pinnacle is registered under the 1940 Act as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) Pinnacle is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of its Agreement and Declaration of Trust or Code of By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Pinnacle is a party or by which it is bound.

          (d) Pinnacle has no contracts or other commitments outstanding which will result in liability to it after the Closing Date not reflected on the Acquired Fund's balance sheets other than liabilities in the ordinary course of business or otherwise disclosed to Fifth Third and Fountain Square or not required to be disclosed on the Acquired Fund's balance sheets under generally accepted accounting principles.

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pinnacle, the Acquired Fund, or any of the Acquired Fund's properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. Neither Heartland nor Pinnacle knows of any facts which might form the basis for the institution of such proceedings, and neither Pinnacle nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or Pinnacle's ability to consummate the transactions herein contemplated.

          (f) The Statement of Assets and Liabilities of the Acquired Fund at December 31, 1996, has been audited by Geo S. Olive & Company LLC, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to Fountain Square and Fifth Third) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Pinnacle Portfolio, known to Pinnacle or to Heartland, contingent or otherwise, as of such date not disclosed therein other than liabilities not required to be disclosed therein under generally accepted accounting principles.

          (g) Since December 31, 1996, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of any indebtedness for borrowed money, except as otherwise disclosed to Fifth Third and Fountain Square.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law (or permitted extensions thereto) have been filed shall have been filed, and to the best of Pinnacle's and Heartland's knowledge all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Pinnacle's and Heartland's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year (or part thereof) of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

          (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph of this Agreement. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares.

          (k) On the Closing Date, all issued and outstanding shares of the Acquired Fund will have been duly registered under the Securities Act of 1933, as amended (the

     "1933 Act"), and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquired Fund has offered or sold its shares.

          (l) On the Closing Date, Pinnacle will have full right, power, and authority to sell, assign, transfer, and deliver the assets to be transferred by it hereunder.

          (m) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of Pinnacle's Board of Trustees and, subject to the approval of the Acquired Fund's Shareholders, this Agreement constitutes the valid and legally binding obligation of Pinnacle enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

          (n) The information furnished by Pinnacle for inclusion in the prospectus/proxy statement (the "Prospectus/Proxy Statement") to be included in the Registration Statement (as such term is defined in paragraph hereof) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          (o) Pinnacle will have provided Fountain Square with information reasonably necessary for the preparation of the Prospectus/Proxy Statement.

          (p) Heartland has agreed to assume Pinnacle's expenses of the Reorganization, including legal fees of Pinnacle, the costs of printing and mailing the Prospectus/Proxy Statement and the costs of soliciting proxies from Pinnacle shareholders.

     4.2 Each of Fountain Square and Fifth Third represents and warrants to Pinnacle as follows:

          (a) Fountain Square is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Fountain Square is registered under the 1940 Act as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) The final prospectus and statement of additional information of the Acquiring Fund, expected to be dated as of a date in January, 1998 (the "Acquiring Fund Prospectus"), will as of their date conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission ("SEC") thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) At the Closing Date, Fountain Square will have good and marketable title to its assets.

          (e) Fountain Square has no material contracts or other commitments outstanding which will result in liability to it after the Closing Date not reflected in the Acquiring Fund's balance sheet other than liabilities in the ordinary course of business or otherwise disclosed to Heartland and Pinnacle.

          (f) Fountain Square is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of its Declaration of Trust or ByLaws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Fountain Square is a party or by which it is bound.

          (g) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Fountain Square, the Acquiring Fund, or any of the Acquiring Fund's properties or assets which, if adversely determined, would affect the Fountain Square Portfolio's financial condition or the conduct of its business. Fountain Square knows of no facts which might form the basis for the institution of such proceedings, and neither Fountain Square nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (h) The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant hereto at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into Acquiring Fund Shares.

          (i) The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant hereto at the Closing Date will be duly registered under the 1933 Act and registered, or exempt from registration, to the extent required thereby under applicable state securities or "blue sky" laws.

          (j) The execution, delivery, and performance of this Agreement will have been duly authorized by all necessary action on the part of Fountain Square's Board of Trustees, and this Agreement will constitute the valid and legally binding obligation of Fountain Square enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

          (k) The Registration Statement and the Prospectus/Proxy Statement (except for information furnished by Pinnacle for inclusion therein) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          (l) Fifth Third has agreed to assume Fountain Square's expenses of the Reorganization, including legal fees of Fountain Square and registration fees.

          (m) As of both the Valuation Time and the Closing Date, Fountain Square and the Acquiring Fund will have full right, power and authority to purchase the assets and assume the liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement.

          (n) The Acquiring Fund, upon filing of its first income tax return at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company.

5. COVENANTS OF FOUNTAIN SQUARE AND PINNACLE

     5.1 Fountain Square and Pinnacle each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 As promptly as practicable, Pinnacle will call a meeting of the Acquired Fund's Shareholders to consider and act upon this Agreement and to use its reasonable best efforts to obtain approval of the transactions contemplated herein.

     5.3 Subject to the provisions of this Agreement, Fountain Square and Pinnacle will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, Pinnacle shall furnish Fountain Square, in such form as is reasonably satisfactory to Fountain Square, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by Pinnacle's President or its Treasurer.

     5.5 Fountain Square shall file with the SEC a Registration Statement on Form N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, and applicable rules and regulations thereunder (the "Registration Statement"), which shall include the Prospectus/Proxy Statement relating to a meeting of the shareholders of the Acquired Fund to be called to consider and act upon the transactions contemplated herein, and such Registration Statement shall have been declared effective by the SEC. Pinnacle and Heartland each agree to provide Fountain Square with information relating to the Acquired Fund and Heartland required under such Acts, rules and regulations for inclusion in the Registration Statement.

     5.6 For a period of three years after the Closing Date, at least 75 percent of the Trustees of Fountain Square shall not be interested persons in Fifth Third or Heartland.

     5.7 For a period of two years after the Closing Date no unfair burden shall be imposed upon the Fountain Square Portfolio as a result of the Reorganization, and in furtherance thereof, during such two-year period, (a) Fountain Square will not pay, directly or indirectly, any compensation to Fifth Third, Heartland or any interested person of either of them (i) for other than bona fide investment advisory or other services, which bona fide other services may include, without limitation, serving as sub-administrator, custodian, transfer agent and fund accountant, or (ii) for the purchase or sale of securities or other property to, from or on behalf of Fountain Square, other than serving as its principal underwriter and except for purchases and sales of property permitted under Section 17(e)(2) of the 1940 Act and Rule 17e-1 thereunder, Rule 17a-7, Rule 17a-8 or Section 6(c) or Section 17(b) of the 1940 Act, and (b) the investment advisory fees paid by the Investment A Shares of the Acquiring Fund is no more than 0.80 percent of the Acquiring Fund's average daily net assets.

     5.8 Fountain Square agrees to use all best efforts to obtain any approvals and authorizations required by the 1933 Act, the 1940 Act, and all applicable state securities laws in order to continue its operations after the Closing Date.

     5.9 Prior to the Closing, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ending December 31, 1997 and the short taxable year beginning on January 1, 1998 and ending on the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year beginning on January 1, 1998 and ending on the Closing Date (after reduction for any capital loss carryover).

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF FOUNTAIN SQUARE

     The obligations of Fountain Square to complete the transactions provided for herein shall be subject to the performance by Pinnacle of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of Heartland and Pinnacle contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 Pinnacle shall have delivered to Fountain Square a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or the Assistant Treasurer of Pinnacle.

     6.3 Pinnacle and Heartland shall have delivered to Fountain Square on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to Fountain Square, to the effect that the representations and warranties of Pinnacle and Heartland made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Fountain Square shall reasonably request.

     6.4 On or before Closing Date, the transactions contemplated by that certain Agreement and Plan of Merger dated as of September 17, 1997 by and among Fifth Third Bancorp, Fifth Third A Corp, Heartland Capital Management, Inc. and individuals named as Shareholders therein, shall have been consummated.

     6.5 Fountain Square shall have received an opinion of Sommer & Barnard, P.C., in a form reasonably satisfactory to Fountain Square and dated the Closing Date, to the effect that (i) Pinnacle is a business trust validly existing under the laws of the state of Indiana, and neither Pinnacle nor the Acquired Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Pinnacle and, assuming that the Registration Statement and the Prospectus/Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fountain Square and Fifth Third, is a valid and binding obligation of Pinnacle, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the principles, (iii) Pinnacle and the Acquired Fund each has power to sell, assign, convey, transfer and deliver the assets contemplated hereby in accordance with the terms of this Agreement, and upon consummation of the Closing of the transactions contemplated hereby Pinnacle and the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to Fountain Square, (iv) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate Pinnacle's Declaration of Trust or Code of By-Laws, render the then current prospectus and statement of additional information of the Acquired Fund false or misleading in any material respect, or violate any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound, it being understood that with respect to investment restrictions contained in Pinnacle's statement of additional information, such counsel may rely upon a certificate of an officer of Pinnacle whose responsibility it is to advise Pinnacle with respect to such matters, and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws, and it being understood that such opinion shall not be deemed to apply to Pinnacle's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF PINNACLE

     The obligations of Pinnacle to consummate the transactions provided for herein shall be subject to the performance by Fountain Square of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of Fountain Square and Fifth Third contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 Fountain Square and Fifth Third shall have delivered to Pinnacle on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to Pinnacle, to the effect that the representations and warranties of Fountain Square and Fifth Third made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Pinnacle shall reasonably request.

     7.3 Pinnacle shall have received an opinion of Howard & Howard Attorneys, P.C., in form reasonably satisfactory to Pinnacle and dated the Closing Date, to the effect that (i) Fountain Square is a business trust validly existing under the laws of the Commonwealth of Massachusetts and, to the knowledge of such counsel, is qualified to do business as a foreign association in each jurisdiction where the ownership of its property and the conduct of its business required qualification, (ii) the Acquiring Fund Shares to be delivered to Pinnacle as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fountain Square and no shareholder of Fountain Square has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fountain Square and, assuming that the Registration Statement, the Acquiring Fund Prospectus and the related Statement of

Additional Information comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Pinnacle, Heartland and Fifth Third, is a valid and binding obligation of Fountain Square, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fountain Square's Declaration of Trust or By-Laws, render the then current prospectus of the Acquiring Fund or statement of additional information false or misleading in any material respect, or violate any provision of any agreement known to such counsel to which Fountain Square or the Acquiring Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fountain Square's statement of additional information relating to the Acquiring Fund, such counsel may rely upon a certificate of an officer of Fountain Square whose responsibility it is to advise Fountain Square with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fountain Square or the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and it being understood that such opinion shall not be deemed to apply to Fountain Square's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws; and
(vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF
   FOUNTAIN SQUARE AND PINNACLE

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to Pinnacle or Fountain Square, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of the Acquired Fund in accordance with the laws of the state of Indiana and the Pinnacle's Declaration of Trust and Code of ByLaws.

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by Fountain Square or Pinnacle to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Fountain Square or Pinnacle, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

     8.5 Fountain Square and Pinnacle shall have received an opinion of Howard & Howard Attorneys, P.C., substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

          (a) The transfer of all or substantially all of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares: (e) the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) the tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) the holding period of the Acquiring Fund Shares to be received by the Acquired Fund's Shareholders will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the Reorganization).

9. TERMINATION OF AGREEMENT

     9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of Pinnacle or the Board of Trustees of Fountain Square, at any time prior to the Closing Date without liability on the part of either party hereto, if circumstances should develop that, in the opinion of either such Board of Trustees, proceeding with the Agreement is not in the best interests of that party's shareholders.

     9.2 If this Agreement is terminated and the Reorganization contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the trustees, officers or shareholders of Pinnacle or of Fountain Square, in respect of this Agreement.

10. WAIVER

     At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Trustees of Pinnacle or the Board of Trustees of Fountain Square if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of Pinnacle or of Fountain Square, as the case may be.

11. AMENDMENT

     This Agreement may be amended at any time by the mutual agreement of Pinnacle and Fountain Square, authorized by their respective Boards of Trustees and notwithstanding approval thereof by the Acquired Fund's Shareholders; provided, that if so approved by the Acquired Fund's Shareholders, no amendment shall be made which materially changes the terms hereof.

12.      NO BROKER'S OR FINDER'S FEE

         Pinnacle and Fountain Square each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement and Plan of Reorganization.

13. INDEMNIFICATION

     13.1 The Acquired Fund will indemnify and hold harmless Fountain Square, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to information furnished by the Acquired Fund and contained in the Registration Statement or the amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Pinnacle or the Acquired Fund required to be stated therein or necessary to make the statements relating to Pinnacle or any Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Pinnacle. The Indemnified Parties will notify Pinnacle in writing within ten days after the receipt by any one or more of the

Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this paragraph 13.1. Pinnacle shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 13.1, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Pinnacle elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under this paragraph 13.1 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of any expenses, losses, claims, damages and liabilities required to be paid by it under paragraph 13.1 without the necessity of the Indemnified Parties' first paying the same.

     13.2 The Acquiring Fund will indemnify and hold harmless Pinnacle, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to information furnished by Fountain Square or the Acquiring Fund and contained in the Registration Statement, the Acquiring Fund Prospectus or the related Statement of Additional Information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fountain Square or the Acquiring Fund required to be stated therein or necessary to make the statements relating to Fountain Square or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fountain Square. The Indemnified Parties will notify Fountain Square in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this paragraph 13.2. Fountain Square shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 13.2, or, if it so elects, the assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Fountain Square elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this paragraph 13.2 to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this paragraph 13.2 without the necessity of the Indemnified Parties' first paying the same.

     13.3 Nothing in this Agreement shall, in any manner, limit or otherwise affect any rights of indemnification of the officers and trustees of Pinnacle under Pinnacle's Agreement and Declaration of Trust, its Code of By-laws or applicable laws of the state of Indiana.

14. MISCELLANEOUS

     14.1 The representations and warranties included or provided for herein shall not survive consummation of the transactions contemplated hereby.

     14.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

     14.3 This Agreement shall be governed and construed in accordance with the internal laws of the state of Ohio, without giving effect to such jurisdiction's conflicts of laws principles.

     14.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     14.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.6 Pinnacle and Heartland are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Fountain Square and agrees that the obligations assumed by Fountain Square pursuant to this Agreement shall be limited in any case to Fountain Square and its assets and Pinnacle shall not seek satisfaction of any such obligation from the shareholders of Fountain Square, the Trustees, officers, employees, or agents of Fountain Square or any of them.

     14.7 Fountain Square and Fifth Third are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Pinnacle, which is on file with the Secretary of State of Indiana, and agrees that the obligations assumed by Pinnacle pursuant to this Agreement shall be limited in any case to Pinnacle and its assets and Fountain Square shall not seek satisfaction of any such obligation from the shareholders of Pinnacle, the Trustees, officers, employees, or agents of Pinnacle or any of them.

     14.8 If the transactions contemplated by this Agreement and Plan of Reorganization have not been completed by June 30, 1998, the Agreement shall automatically terminate on that date unless a later date is agreed to in writing by all parties to this Agreement.

     IN WITNESS WHEREOF, each of Pinnacle, Heartland, Fountain Square, and Fifth Third have caused this Agreement and Plan of Reorganization and Liquidation to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


Attest:                           Pinnacle:

                                  PINNACLE FUND

                                  By:
-----------------------------        -------------------------------
Secretary
                                  Name:
                                       -----------------------------

                                  Title:
                                        ----------------------------

Attest:                           Heartland:

                                  HEARTLAND CAPITAL MANAGEMENT, INC.


                                  By:
-----------------------------        -------------------------------
Secretary
                                  Name:
                                       -----------------------------

                                  Title:
                                        ----------------------------


Attest:                           Fountain Square:

                                  FOUNTAIN SQUARE FUNDS


                                  By:
-----------------------------        -------------------------------
Secretary
                                  Name:
                                       -----------------------------

                                  Title:
                                        ----------------------------

Attest:                            Fifth Third:

                                   FIFTH THIRD BANK


                                   By:
-----------------------------        -------------------------------
Secretary
                                   Name:
                                        ----------------------------

                                   Title:
                                         ---------------------------

                               PINNACLE FUND PROXY

                         SPECIAL MEETING OF SHAREHOLDERS
                                  MARCH 6, 1998

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

     The undersigned hereby constitutes and appoints Thomas F. Maurath and Robert D. Markley, and each of them, proxies with full power of substitution to vote for the undersigned all shares of beneficial interest of Pinnacle Fund, an Indiana business trust (the "Fund"), which the undersigned would be entitled to vote if personally present at the special meeting of shareholders to be held on March 6, 1998, at 9:00 a.m. (Indianapolis time), and at any adjournment thereof, upon the matters described in the accompanying Prospectus/Proxy Statement and upon any other business that may properly come before the meeting or any adjournment thereof. Said proxies are directed to vote or to refrain from voting as checked below upon the following matters, and otherwise in their discretion:

The Board of Trustees recommends a vote FOR the following:

1. Approval of the Agreement and Plan of Reorganization and Liquidation, dated as of the November 14, 1997, by and among Pinnacle Fund, Heartland Capital Management, Inc. Fountain Square Funds, and Fifth Third Bank.


     [ ] FOR                 [ ] AGAINST                    [ ] ABSTAIN


THIS PROXY WILL BE VOTED AS DIRECTED OR, IF NO DIRECTION IS INDICATED, WILL BE VOTED "FOR" THE APPROVAL OF PROPOSAL 1.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and Prospectus/Proxy Statement dated February 21, 1998. The undersigned hereby revokes any proxy or proxies heretofore given.

Dated:

Number of Shares of Beneficial Interest of the Fund owned on February 12, 1998:


---------------------------------------------------
Signature of Shareholder or Shareholders:


---------------------------------------------------


---------------------------------------------------


---------------------------------------------------

IMPORTANT: Please date this Proxy and sign exactly as your name or names appear hereon. If shares of beneficial interest of the Fund are held jointly, signatures should include both names. Executors, administrators, trustees, guardians and others signing in a representative capacity, please give full titles.

                       STATEMENT OF ADDITIONAL INFORMATION

                               February 21, 1998


                          ACQUISITION OF THE ASSETS OF

                                  PINNACLE FUND

                                    Suite 610
                          36 South Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 (317) 633-4080

                  BY AND IN EXCHANGE FOR INVESTMENT A SHARES OF

                         FOUNTAIN SQUARE PINNACLE FUND,
                      A PORTFOLIO OF FOUNTAIN SQUARE FUNDS

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (888) 799-5353


     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated February 21, 1998, related to the above-referenced matter may be obtained by writing to or calling Pinnacle Fund or Fountain Square Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS


i. Combined Statement of Additional Information of Fountain Square Pinnacle Fund, a portfolio of Fountain Square Funds, dated January 21, 1998.

ii.  Statement of Additional Information of Pinnacle Fund, dated April 16, 1997.

iii. Financial Statements of Pinnacle Fund, dated December 31, 1996.

                      INFORMATION INCORPORATED BY REFERENCE

     1. The Combined Statement of Additional Information of Fountain Square Pinnacle Fund (the "New Fund"), a portfolio of Fountain Square Funds ("Fountain Square"), is incorporated by reference to Fountain Square's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A (File No. 33-24848) which was filed with the Securities and Exchange Commission on January 21, 1998.

     2. The Statement of Additional Information of Pinnacle Fund ("Pinnacle"), is incorporated by reference to Pinnacle's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (File No. 2-95077) which was filed with the Securities and Exchange Commission on April 16, 1997.

     3. The audited financial statements of Pinnacle dated December 31, 1996, are incorporated by reference to Pinnacle's Statement of Additional Information filed with Post-Effective Amendment No. 13 to Pinnacle's Registration Statement on Form N-1A (File No. 2- 95077) which was filed with the Securities and Exchange Commission on or about April 16, 1997.

                            PART C. OTHER INFORMATION


Item 15.  Indemnification

     Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article IX of Registrant's By-Laws. The Investment Advisory Contracts between the Registrant and Fifth Third (with respect to the other Fountain Square Funds) and Heartland (with respect to the New Fund) (Fifth Third and Heartland, each the "Adviser") each provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contracts on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

     Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to its Declaration of Trust and By-Laws, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of its Declaration of Trust and By-Laws, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

    (1) Conformed Copy of Declaration of Trust of the Registrant including Amendments No. 1 through 7.(1)
         (i)   Conformed Copy of Amendment No. 8 to the Declaration of Trust.(2)
         (ii)  Conformed Copy of Amendment No. 9 to the Declaration of Trust.(3)
         (iii) Conformed Copy of Amendment No. 10 to the Declaration of
               Trust.(4)
         (iv) Conformed Copy of Amendment No. 11 to the Declaration of Trust.(5)

    (2)  Copy of By-Laws of the Registrant.(1)

    (3)  Not Applicable.


    (4) Agreement and Plan of Reorganization and Liquidation, dated as of November 14, 1997, by and among Pinnacle Fund, Heartland Capital Management, Inc., Fountain Square Funds, and Fifth Third Bank is included as Exhibit A to the Prospectus/Proxy Statement forming a part of this Registration Statement.(11)


    (5) The instruments defining the rights of holders of shares of the New Fund are the Registrant's Declaration of Trust and By-Laws. See Exhibits (1) and (2), above.

    (6) (i) Conformed Copy of Investment Advisory Contract of the Registrant through and including Exhibit J.(1)
               (a) Conformed Copy of Exhibits K-M to Investment Advisory Contract of Registrant.(4)
         (ii)  Conformed Copy of Sub-Advisory Agreement.(6)

         (iii) Conformed Copy of Investment Advisory Contract of the Registrant with respect to the New Fund.(10)


    (7)  (i)  Conformed Copy of Distribution Agreement of the Registrant.(7)
               (a) Conformed Copy of amended Schedules A-C to Distribution Agreement.(5)
         (ii) Copy of Administrative Service Agreement of the Registrant.(2)
               (a)  Conformed Copy of amended Exhibit A to Administrative
                   Service Agreement.(5)

    (8)  Not Applicable.

    (9)  (i)  Conformed Copy of Custody Agreement of the Registrant(8).
               (a)  Conformed Copy of amended Exhibit B to Custody Agreement.(4)
         (ii) Conformed Copy of (Sub-)Custody Agreement.(1)

          (10) (i) Conformed Copy of Rule 12b-1 Plan through and including Exhibits A and B.(7) (a) Conformed Copy of amended Exhibits A and B to Rule 12b-1 Plan.(5)
               (ii)  Form of Rule 12b-1 Agreement.(7)
                     (a)  Copy of amended Exhibit A to Rule 12b-1 Agreement.(5)
               (iii) Conformed Copy of Amended and Restated Multiple Class
                     Plan.(5)

          (11) Conformed Copy of Opinion and Consent of Howard & Howard Attorneys, P.C. as to legality of shares being registered.(8)

          (12) Form of Opinion of Howard & Howard Attorneys, P.C. as to tax matters.*

          (13) (i) Conformed Copy of Transfer Agency and Accounting Services Agreement of the Registrant.(1)
                     (a) Conformed Copy of amended Schedule A to Transfer Agency and Accounting Services Agreement.(5)
               (ii) Conformed Copy of Management and Administration Agreement of the Registrant.(4)
                     (a) Conformed Copy of amended Schedule A to Management and Administration Agreement.(5)
               (iii) Conformed Copy of Sub-Administration Agreement.(4)
                     (a)  Conformed Copy of amended Schedule A to
                          Sub-Administration Agreement.(5)

          (14) Conformed Copy of Consent of Geo. S. Olive & Co. LLC, independent auditors of Pinnacle.*

          (15) Not Applicable.

          (16) Conformed Copy of Power of Attorney.(7)


*Filed electronically herewith.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995. (File Nos. 811-5669 and 33-24848).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996 (File Nos. 811-5669 and 33-24848).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997 (File Nos. 811-5669 and 33- 24848).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998 (File Nos. 811-5669 and 33-24898).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on or about November 26, 1997.

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on or about September 30, 1995. (File Nos. 811-5669 and 33- 24848).

(10) To be filed by post-effective amendment to Registrant's Registration Statement on Form N-1A.

(11) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on or about January 22, 1998. (File No. 333-44755).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FOUNTAIN SQUARE FUNDS, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Columbus and state of Ohio, on the 27th day of February, 1998.

                                        FOUNTAIN SQUARE FUNDS

                                        By:  /s/ Stephen G. Mintos*
                                           --------------------------
                                             Stephen G. Mintos
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

            Name                        Title                         Date
            ----                        -----                         ----
By: /s/ Stephen G. Mintos         President                        February __, 1998
   -------------------------      (Principal Executive
        Stephen G. Mintos         Officer); Attorney-In-Fact
                                  For the Persons Listed
                                  Below

            Name                        Title
            ----                        -----
   /s/ Jeffrey C. Cusick          Treasurer and Secretary          February __, 1998
   ------------------------       (Principal Financial and
       Jeffrey C. Cusick          Accounting Officer)

       Edward Burke Carey*        Trustee

       Lee A. Carter*             Trustee

       Albert E. Harris*          Trustee

------------
*By Power of Attorney

                                  EXHIBIT LIST




     12 Form of Opinion of Howard & Howard Attorneys, P.C. as to tax matters.

     14(i)  Conformed Copy of Consent of Geo. S. Olive & Co. LLC.

     14(ii) Conformed Copy of Consent of Howard & Howard Attorneys, P.C.